Property and Equipment, net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, net

Note 4 – Property and Equipment, net

Property and equipment consist of assets with an estimated useful life greater than one year. Property and equipment are reported net of accumulated depreciation, and the reported values are periodically assessed for impairment. Property and equipment as of December 31 was as follows:

Schedule of property and equipment	2023	2022
Computer equipment	$7,738	$4,575
Accumulated depreciation	(6,484)	(885)
Total property and equipment, net	$1,254	$3,690

Depreciation expense totaled $5,600 and $885 for the year ended December 31, 2023 and 2022, respectively.